Dividends Per Share - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥) ¥ / shares
Dividends 1 [Abstract]
Proposed dividend, per share | ¥ / shares	¥ 90
Proposed dividend, total | ¥	¥ 126,950